Acquisitions - Lonmin - Assets/liabilities, gain (Details) R in Millions, $ in Millions		12 Months Ended
	Jun. 10, 2019 ZAR (R) $ / oz	Dec. 31, 2021 ZAR (R)	Dec. 31, 2019 ZAR (R)	Jun. 10, 2019 USD ($)
Identifiable assets acquired and liabilities assumed [abstract]
Right-of-use assets			R 133
Marikana
Identifiable assets acquired and liabilities assumed [abstract]
Discount rate used in current estimate of value in use	13.50%			13.50%
Lonmin Ltd
Identifiable assets acquired and liabilities assumed [abstract]
Property, plant and equipment	R 3,159
Right-of-use assets	133
Other investments	321
Environmental rehabilitation obligation funds	443
Other non-current assets	395
Inventories	5,220
Trade and other receivables	925
Other current assets	15
Cash and cash equivalents	2,999
Lease liabilities	(133)
Environmental rehabilitation obligation and other provisions	(1,697)
Other non-current liabilities	(863)
Borrowings	(2,575)
Trade and other payables	(2,586)
Other current liabilities	(99)
Total fair value of identifiable net assets acquired1	R 5,657	R 5,657
Basket price per oz (USD/oz) | $ / oz	1,025
Palladium price (USD/oz) | $ / oz	1,170
Borrowing settled | $				$ 174.3
Discount rate for assets or liabilities received in acquisition	12.50%			12.50%
Gain on Acquisition
Consideration	R 4,307	4,307
Fair value of identifiable net assets acquired	R (5,657)	(5,657)
Non-controlling interest, based on the proportionate interest in the recognised amounts of assets and liabilities1		247
Gain on acquisition		R (1,103)